PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,564	$ 4,500
Proceeds from Sale of Other Property, Plant, and Equipment		$ 1,000